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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2005

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 14, 2005  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            49
                                              --------------

Form 13F Information Table Value Total:         $1,613,541
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                    TITLE          FAIR          INVESTMENT DISCRETION             OTHER  VOTING AUTHORITY
NAME OF ISSUER       OF  CUSIP     MARKET SHARE          SOLE         SHAREDNONE MANAGERS       SOLE      SHAREDNONE
                    CLASSNUMBER    VALUE  AMOUNT (A)                  (B)   ( C )         (A)             (B)   ( C )
                                   (000's)(00's)
Ampco Pittsburgh    COM  032037103 11434  7880   SOLE                                     X
Anheuser-Busch Cos  COM  035229103 79074  18407  SOLE                                     X
Astec Industries IncCOM  046224101 36195  11082  SOLE                                     X
Astronics Corp      COM  046433108 958    891    SOLE                                     X
Automatic Data Proc.COM  053015103 25336  5520   SOLE                                     X
Avery Dennison Corp COM  053611109 77383  14001  SOLE                                     X
CDI Corp.           COM  125071100 37547  13703  SOLE                                     X
Central Fund CDA    COM  153501101 9328   13698  SOLE                                     X
Clark Inc.          COM  181457102 20061  15141  SOLE                                     X
Colgate-Palmolive   COM  194162103 58576  10679  SOLE                                     X
Corning Inc.        COM  219350105 717    365    SOLE                                     X
CPI Corp.           COM  125902106 29494  15764  SOLE                                     X
Dixie Group Inc     COM  255519100 21563  15648  SOLE                                     X
Dow Jones & Co Inc. COM  260561105 60869  17151  SOLE                                     X
DuPont              COM  263534109 59833  14078  SOLE                                     X
Eastman Kodak       COM  277461109 10640  4547   SOLE                                     X
EMS Technologies IncCOM  26873N108 1800   1017   SOLE                                     X
Estee Lauder Cos    COM  518439104 43868  13103  SOLE                                     X
Evans & Sutherland  COM  299096107 1904   3885   SOLE                                     X
Fossil Inc          COM  349882100 4745   2206   SOLE                                     X
Gannett Co Inc.     COM  364730101 58717  9694   SOLE                                     X
Graham Corp.        COM  384556106 7534   3364   SOLE                                     X
Imation Corp.       COM  45245A107 23349  5068   SOLE                                     X
Japan Sm. Cap. Fund COM  47109U104 10241  6720   SOLE                                     X
Kaman Corp.         COM  483548103 6835   3471   SOLE                                     X
Kellwood Co         COM  488044108 242    101    SOLE                                     X
Kimberly-Clark Corp COM  494368103 104555 17528  SOLE                                     X
La Z Boy Inc        COM  505336107 7408   5463   SOLE                                     X
Layne Christensen   COM  521050104 29689  11675  SOLE                                     X
Learning Tree       COM  522015106 3230   2517   SOLE                                     X
Leggett & Platt Inc COM  524660107 13852  6033   SOLE                                     X
Manpower Inc.       COM  56418h100 56805  12216  SOLE                                     X
Marsh & McLennan    COM  571748102 80129  25229  SOLE                                     X
Maxwell TechnologiesCOM  577767106 31803  22444  SOLE                                     X
Maytag Corp.        COM  578592107 11254  5980   SOLE                                     X
Microsoft Corp      COM  594918104 545    209    SOLE                                     X
Myers Industries IncCOM  628464109 14558  9985   SOLE                                     X
Newell Rubbermaid InCOM  651229106 61615  25911  SOLE                                     X
Pfizer Inc          COM  717081103 110097 47211  SOLE                                     X
Powell Industries InCOM  739128106 11300  6292   SOLE                                     X
Readers Digest      COM  755267101 15424  10134  SOLE                                     X
Robbins & Myers Inc.COM  770196103 27511  13519  SOLE                                     X
Seagate Technology  COM  G7945J104 58841  29435  SOLE                                     X
Sonoco Products     COM  835495102 23877  8122   SOLE                                     X
Spectrum Control    COM  847615101 320    516    SOLE                                     X
SPX Corp.           COM  784635104 53655  11723  SOLE                                     X
USEC Inc.           COM  90333E108 10917  9136   SOLE                                     X
W W Grainger Inc    COM  384802104 64093  9015   SOLE                                     X
Wal-Mart Stores Inc.     931142103 123820 26457  SOLE                                     X